Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method

Depreciation for mobile equipment and other assets is computed using the straight-line method at rates calculated to depreciate the cost of the assets, less their anticipated residual values, if any, over their estimated useful lives as follows:

Vehicles	5 years
Other Equipment	2 years
Computer and accessories	2 years

PERCEPTION CAPITAL CORP IV [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Redeemable Class A Ordinary Shares Reflected in the Balance Sheets

At December 31, 2024 and 2023 the Redeemable Class A Ordinary Shares reflected in the consolidated balance sheets is reconciled in the following table:

Redeemable Class A Ordinary Shares subject to possible redemption at December 31, 2022	$237,941,214
Less:
Redemption of Redeemable Class A Ordinary Shares	(195,400,571)
Plus:
Waiver of Class A shares issuance costs	7,640,156
Remeasurement of carrying value to redemption value	2,697,130
Redeemable Class A Ordinary Shares subject to possible redemption at December 31, 2023	$52,877,929
Plus:
Remeasurement of carrying value to redemption value	2,823,556
Less:
Redemptions	(51,847,295)
Redeemable Class A Ordinary Shares subject to possible redemption at December 31, 2024	$3,854,190

Schedule of Ordinary Shares

With respect to the accretion of ordinary shares subject to possible redemption and consistent with ASC 480-10-99-3A, “Distinguishing Liabilities and Equity-Overall-SEC Materials,” the Company treated accretion in the same manner as a dividend, paid to the shareholder in the calculation of the net (loss) income per ordinary share.

	For the Year Ended December 31,
	2024	2023
Redeemable Ordinary Shares
Numerator: Net loss allocable to Redeemable Ordinary Shares subject to possible redemption
Net loss allocable to ordinary shareholders	$(879,189)	$(3,846,271)
Less: Net income (loss) allocable to Non-Redeemable Ordinary Shares	2,823,556	10,337,286
Net income allocable to Redeemable Ordinary Shares subject to possible redemption	$1,944,367	$6,491,015

Denominator: Weighted Average Shares Outstanding of Redeemable Ordinary Shares
Basic and Diluted Weighted Average Shares Outstanding	4,243,331	16,459,493
Basic and Diluted net income per share	$0.46	$0.39

Non-Redeemable Ordinary Shares
Numerator: Net loss allocable to Non-Redeemable Ordinary Shares	$(1,241,408)	$(1,343,666)

Denominator: Weighted Average Shares Outstanding of Non-Redeemable Ordinary Shares
Basic Weighted Average Shares Outstanding	5,991,552	5,750,000
Basic net income per share	$(0.21)	$(0.23)

Non-Redeemable Ordinary Shares
Numerator: Net loss allocable to Non-Redeemable Ordinary Shares	$(1,254,723)	$(1,343,666)

Denominator: Weighted Average Shares Outstanding of Non-Redeemable Ordinary Shares
Diluted Weighted Average Shares Outstanding	6,148,938	5,750,000
Diluted net income per share	$(0.20)	$(0.23)

Schedule of Reconciliation of Net (Loss) Income Per Ordinary Share

A reconciliation of net (loss) income per ordinary share as adjusted for the portion of net (loss) income that is attributable to ordinary shares subject to redemption is as follows:

	For the Year Ended December 31,
	2024	2023
Net income	$702,959	$5,147,347
Less: Accretion of temporary equity to redemption value	(2,823,556)	(10,337,286)
Net loss including accretion of temporary equity to redemption value	$(2,120,597)	$(5,189,939)